Property and Equipment (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 307,303	$ 296,118	$ 281,456
Less: Accumulated Depreciation	(259,272)	(248,062)	(209,627)
Property and equipment, net	48,031	48,056	71,829
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	220,054	234,315	219,653
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	61,803	61,803	$ 61,803
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 25,446